Fees and Expenses - Cutler Equity Fund	Oct. 27, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you will pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]

Management Fees	0.75%
Service Fees(1)	0.05%
Other Expenses	0.19%
Total Annual Fund Operating Expenses(2)	0.99%

(1)	Effective February 18, 2021, the Fund adopted a Shareholder Service Plan that permits it to pay up to 0.15% of its average daily net assets each year in shareholder service fees. The Board of Trustees (the “Board”) of The Cutler Trust (the “Trust”) has authorized the Fund to spend not more than 0.05% of the Fund’s average daily net assets under the Shareholder Service Plan without further approval from the Board. For the fiscal year ended June 30, 2025, the Fund incurred $75,938 in shareholder service fees, which represents an amount equal to 0.04% of the Fund’s average daily net assets.
(2)	The Fund’s investment adviser, Cutler Investment Counsel, LLC (the “Adviser”), has contractually agreed, until October 31, 2026, to reduce its management fees and to pay the Fund’s ordinary operating expenses to the extent necessary to limit Annual Fund Operating Expenses to an amount not exceeding 0.99% of the Fund’s average daily net assets. Any management fees reduced and ordinary operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were reduced or paid, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Prior to October 31, 2026, the expense limitation agreement may be modified or terminated only with approval by the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Equity Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Equity Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%